Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 31, 2011
Limited Duration Portfolio (Prospectus Summary): | Limited Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Limited Duration Portfolio
Supplement Text	ck0000741375_SupplementTextBlock

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFTRUSTSPT

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Limited Duration Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLDX